Property and Equipment, net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Nov. 30, 2022
Property and Equipment, net (Details) [Line Items]
Capitalized Computer Software, Net						$ 3,561,288
Depreciation expense	$ 1,396,919	$ 40,521	$ 388,139		$ 42,469
Previously Reported [Member]
Property and Equipment, net (Details) [Line Items]
Depreciation expense			$ 388,139	$ 42,469